AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2015

1933 Act File No. 33 -75340
 1940 Act No. 811 -08360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 65	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 66	[X]

GUINNESS ATKINSON FUNDS
(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President
Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Name and Address of Agent for Service)

Please send copies of communications to:

Susan J. Penry-Williams, Esq
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[ ]	on _________ pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 9th day of April, 2015.

GUINNESS ATKINSON FUNDS

By: /s/ James Atkinson
James Atkinson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 9th day ofApril, 2015, by the following persons in the capacities set forth below.

Signature	Title	Date

/s/ James Atkinson	President	April 9 ,2015
James Atkinson

/s/Dr. Gunter Dufey*	Trustee	April 9, 2015
Dr. Gunter Dufey

/s/J.I. Fordwood*	Trustee	April 9, 2015
J.I. Fordwood

/s/Timothy Guinness*	Trustee	April 9, 2015
Timothy Guinness

/s/Bret A. Herscher*	Trustee	April 9, 2015
Bret A. Herscher

/s/J. Brooks Reece, Jr.*	Trustee and Chairman	April 9, 2015
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer	April 9, 2015
Rita Dam

*By: /s/Susan Penry-Williams
Susan Penry-Williams Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE